Financial Risk Management - Sensitivity Analysis of Interest Rate (Parenthetical) (Details) - Floating Interest Rate	Dec. 31, 2023
100 Basis Points
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase decrease in interest rate basis points	1.00%
300 Basis Points
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase decrease in interest rate basis points	3.00%